Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 2,901	€ 2,700
Additions	148	179
Subsequent expenditure capitalized	2	16
Disposals	(726)	(331)
Fair value gains / (losses)	74	317
Net exchange differences	(14)	9
Other		11
Ending balance	€ 2,385	€ 2,901